Events occurring after the reporting period (Details) - GBP (£)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Events occurring after the reporting date
Additions or extensions of intangible assets		£ 222,171,000	£ 145,846,000
Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets		£ 221,472,000	£ 144,302,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable	£ 13,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets	10,384,000
Sell-on fees and contingent consideration payable	£ 917,000